SHARE CAPITAL (Narrative) (Details)							1 Months Ended											12 Months Ended
	Aug. 04, 2021 CAD ($) Share $ / shares	Apr. 09, 2021 Share shares	Aug. 05, 2020 CAD ($) Share $ / shares	Jul. 13, 2020 CAD ($) Share Year $ / shares shares	Jul. 10, 2020 CAD ($) Share $ / shares	Jun. 01, 2020 CAD ($) Share $ / shares	Aug. 19, 2022 CAD ($) Share $ / shares	Apr. 29, 2022 shares	Oct. 28, 2021 CAD ($) Share $ / shares	Oct. 25, 2021 CAD ($) Share $ / shares	Oct. 18, 2021 CAD ($) $ / shares shares	Sep. 15, 2021 CAD ($) Share $ / shares shares	Jul. 28, 2020 CAD ($) Share $ / shares	Jul. 16, 2020 CAD ($) Share $ / shares	Jan. 30, 2020 CAD ($) Share $ / shares	Jan. 27, 2020 CAD ($) Share $ / shares	Jan. 17, 2020 CAD ($) Share $ / shares	Dec. 31, 2022 Share Year $ / shares shares	Dec. 31, 2021 Share Year $ / shares shares	Dec. 31, 2020 Share $ / shares shares	Aug. 10, 2021 CAD ($) Share $ / shares	Dec. 31, 2019 Share
Disclosure of classes of share capital [line items]
Common shares issued | shares																		55,970,547
Common shares outstanding | shares																		55,970,547
Number of units issued on conversion of convertible debenture | Share			161,688		200,589								953,564	759,605		266,760	189,934
Convertible debenture converted into units | $			$ 200,000		$ 250,000								$ 1,182,000	$ 945,000		$ 350,000	$ 250,000
Accrued interest on convertible debenture converted into units | $			$ 18,279		$ 20,795								$ 105,311	$ 80,467		$ 10,126	$ 6,411
Exercise price of warrants issued			$ 2.25		$ 2.25								$ 2.25	$ 2.25		$ 2.25	$ 2.25		$ 1.75	$ 1.8
Number of options granted | Share																		300,000	1,148,333	4,206,667
Term of compensation option | Year																		5	5
Risk-free interest rate																		3.13%
Annualized volatility																		100.00%	100.00%	100.00%
Expected dividend yield																		0.00%	0.00%	0.00%
Outstanding indebtedness settled through issuance of shares | $				$ 543,715
Number of common shares issued for settlement of debt | shares				647,385
Fair value price per common share				$ 0.84
Common shares held in Escrow | shares																		1,300,000	4,635,001	6,500,000
Percentage of maximum stock options issued under plan																		10.00%
Number of options, outstanding | Share																		3,665,000	3,715,001	4,166,667		0
Number of options, exercisable | Share																		3,665,000	3,715,001	4,166,667		0
Number of share consolidation on basis of common shares | Share		3
Number of common shares consolidated | shares		130,001,985
Number of post consolidation common shares at date of share consolidation | shares		43,333,995
PerceiveMD [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Share																					2,513,720
Common stock value per share																					$ 0.8
Consideration of pursuant to acquisition | $																					$ 2,010,976
Total consideration | $																					$ 2,020,976
Phyto BrandCo [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | Share												20,000,000
Common stock value per share												$ 1.2
Consideration of pursuant to acquisition | $												$ 24,000,000
Total consideration | $												$ 12,000,000
Treasury shares, shares | shares								10,000,000				10,000,000
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares				3,882,667							122,727
Price per unit issued				$ 0.9							$ 1.1
Gross proceeds from issuing units | $				$ 3,494,400							$ 135,000
Description of units issued											Each unit is comprised of one common share and one transferable common share purchase warrant with each warrant entitling the holder thereof to acquire one common share at a price of $1.75 per share for two years from the date of the closing.
Fair value of shares issued | shares											131,318
Grant date share price											$ 1.07
Residual value allocated to warrants reserves | $											$ 3,682
Acceleration provision daily closing price											$ 2
Exercise price of warrants issued				$ 1.5
Compensation option [Member]
Disclosure of classes of share capital [line items]
Finders' fees | $				$ 21,600
Number of options granted | Share				24,067
Exercise price of outstanding share options																		$ 0.5
Term of compensation option | Year				2
Fair value of compensation options | $				$ 38,500
Fair value of each option				$ 1.59
Risk-free interest rate				0.28%
Annualized volatility				100.00%
Expected dividend yield				0.00%
Number of options, outstanding | Share																		0	24,067
Number of options, exercisable | Share																		0	24,067
Directors, Officers, employees, and consultants [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Share	33,333		1,616,667				300,000								2,523,333
Exercise price of stock option	$ 1.35		$ 2.34												$ 1.35
Fair value of compensation options | $	$ 19,456		$ 2,813,800												$ 2,537,300
Fair value of each option	$ 0.584		$ 1.74												$ 1.02
Directors and officers [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Share										900,000
Exercise price of stock option							$ 0.75			$ 1.06
Fair value of compensation options | $							$ 138,713			$ 718,762
Fair value of each option							$ 0.46			$ 0.799
Employee [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Share						66,667
Exercise price of stock option						$ 1.35
Fair value of compensation options | $						$ 22,200
Fair value of each option						$ 0.33
Certain employees and a consultant [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Share									215,000
Exercise price of stock option									$ 0.95
Fair value of compensation options | $									$ 152,305
Fair value of each option									$ 0.708